Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Operating lease obligations/ROU assets	$ 49,932
Accrued expenses	26,412	$ 15,611
Stock options and restricted stock	11,173	8,793
Future benefit of tax credits	25,920	19,755
Future benefit of carryforward losses	53,077	57,042
Uncertain tax benefits	1,026	4,227
Unearned revenue	32,230	49,044
Other	21,410	34,584
Disallowed interest carryforward	78,697	74,221
Valuation allowance	(38,178)	(88,980)
Total deferred income taxes	261,699	174,297
Liabilities
Property and equipment and intangible assets	232,945	255,583
Operating lease obligations/ROU assets	46,404
Investment basis difference	32,066	39,854
Other	25,800	34,099
Total deferred income taxes	$ 337,215	$ 329,536